Financial Instruments Measured At Fair Value, on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Fair Value, Recurring	Jun. 30, 2012 Fair Value, Recurring	Dec. 31, 2012 Level 1 Fair Value, Recurring	Jun. 30, 2012 Level 1 Fair Value, Recurring	Dec. 31, 2012 Level 2 Fair Value, Recurring	Jun. 30, 2012 Level 2 Fair Value, Recurring
Financial instruments measured at fair value, on a recurring basis
Trading securities	$ 11.4	$ 10.3	$ 11.4	$ 10.9	$ 11.4	$ 10.9
Interest rate swaps			(5.8)	(1.0)			(5.8)	(1.0)
Total financial instruments at fair value			$ 5.6	$ 9.9	$ 11.4	$ 10.9	$ (5.8)	$ (1.0)